Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Equity Awards

We grant equity awards, including incentive share options (“ISOs”), nonstatutory share options (“NSOs”) and RSUs, among other forms of awards, to our employees from time to time as part of an individual employee's compensation or for retention purposes. We may also grant equity awards to individuals upon hire. Our Amended and Restated Non-Employee Director Compensation Policy provides for the grant of an annual equity award to directors at our annual general meeting of shareholders. During the last fiscal year, neither the board of directors nor the compensation committee took material nonpublic information into account when determining the timing or terms of equity awards, nor did we time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Neither the board of directors nor the compensation committee approved the grant of any equity awards to employees or consultants during the last fiscal year. In May 2023 the board of directors resolved to suspend annual equity awards due to be granted to non-employee directors pursuant to our Amended and Restated Non-Employee Director Compensation Policy including any grants which would be otherwise made at the annual general meeting of shareholders in 2024.

Award Timing Method	We grant equity awards, including incentive share options (“ISOs”), nonstatutory share options (“NSOs”) and RSUs, among other forms of awards, to our employees from time to time as part of an individual employee's compensation or for retention purposes. We may also grant equity awards to individuals upon hire. Our Amended and Restated Non-Employee Director Compensation Policy provides for the grant of an annual equity award to directors at our annual general meeting of shareholders. During the last fiscal year, neither the board of directors nor the compensation committee took material nonpublic information into account when determining the timing or terms of equity awards, nor did we time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During the last fiscal year, neither the board of directors nor the compensation committee took material nonpublic information into account when determining the timing or terms of equity awards, nor did we time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false